IDENTIFIABLE INTANGIBLE ASSETS - NET - Amortization (Details) $ in Thousands	Dec. 31, 2022 USD ($)
IDENTIFIABLE INTANGIBLE ASSETS - NET
2023	$ 23,892
2024	2,092
2025	2,083
2026	729
2027	$ 279